Financial instruments and related disclosures - Schedule of Debt Interest Rate Repricing (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of debt interest rate repricing [line items]
Total debt	£ (29,258)	£ (25,996)
Total interest bearing	(29,258)	(25,957)
Non-interest bearing	0	(39)
Floating and Fixed Rate Debt [member] | Later Than One Year [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(6,678)	(5,769)
Floating and Fixed Rate Debt [member] | Between 1 and 2 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(3,235)	(1,757)
Floating and Fixed Rate Debt [member] | Between 2 and 3 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(2,643)	(1,570)
Floating and Fixed Rate Debt [member] | Between 3 and 4 Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(2,308)	(1,568)
Floating and Fixed Rate Debt [member] | Between 4 and 5 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,595)	(2,010)
Floating and Fixed Rate Debt [member] | Between Five and Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(5,904)	(5,833)
Floating and Fixed Rate Debt [member] | Greater Than Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(6,895)	(7,489)
Fixed interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	(21,763)	(20,322)
Floating interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	£ (7,495)	£ (5,635)